SECURITY DEPOSIT (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Security Deposit
Security deposit, current	$ 33,700	$ 33,909
Security deposit, non-current	$ 57,300	$ 57,300